Other Long-term Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Assets, Noncurrent [Abstract]
Other long-term assets	$ 112,284	$ 141,576
Term of insurance policy, tail coverage	6 years